Lease Arrangements - Lease Liabilities - Carrying Amounts and Discount Rate (Detail) - USD ($)	Mar. 31, 2019	Jan. 01, 2019
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Current	$ 223,833
Non-current	42,238
Lease liabilities recognized	$ 266,071	$ 323,850
Buildings
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Discount rate	6.00%